PHOENIX-KAYNE FUNDS

     Supplement dated October 20, 2005 to the Prospectus dated May 1, 2005, as supplemented June 17, 2005



IMPORTANT NOTICE TO INVESTORS

The current prospectus is amended as noted below:

1. On page 30, under the "Management of the Funds" section, the first sentence of the second paragraph is hereby replaced with the following:

         Kayne is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), located at 56 Prospect Street, Hartford, Connecticut 06115.

2. On page 31, the designation, CFA is hereby added following "Paul Wayne's" name.

3. On page 31, the second sentence of the portfolio manager disclosure concerning "Allan Rudnick" is hereby replaced with the following:

         He is Chief Executive Officer, President and Chief Investment Officer at Kayne and a portfolio manager for the Large Cap Rising Dividends Portfolio, and has been with Kayne since 1989.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.


PXP 1718 KAR Chg (10/05)


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                               PHOENIX-KAYNE FUNDS
                        Supplement dated October 20, 2005
         to the Statement of Additional Information dated May 1, 2005, as supplemented July 17, 2005 and August 23, 2005



IMPORTANT NOTICE TO INVESTORS

On page 21, under the section "Services of the Adviser," the sixth sentence is hereby replaced with the following:

      "The Adviser is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP")."


    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.


PXP 1719 KAR Chg (10/05)